Stockholders’ Equity (Deficit) and Stock-Based Compensation	3 Months Ended
Mar. 31, 2019
Equity And Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stockholders’ Equity (Deficit) and Stock-Based Compensation
11. Stockholders’ Equity (Deficit) and Stock-Based Compensation
Successor
Common Stock and Preferred Stock
As of December 31, 2017, the Company had authorized capital stock of 238,755,000 shares consisting of 5,755,000 shares of Class A Common Stock, par value $0.001 per share, or Class A Common Stock, and 233,000,000 shares of Class B Common Stock, par value of $0.001 per share, or Class B Common Stock.
In October 2018, we completed our IPO in which we sold and issued 25,000,000 shares of our common stock at an issue price of $15.00 per share. We raised a total of $375.0 million in gross proceeds from the offering, or approximately $353.0 million in net proceeds.
Upon the closing of our IPO, all shares of Class A Common Stock that were outstanding immediately prior to the closing of the offering converted into shares of common stock in accordance with the terms of our certificate of incorporation, as amended. In addition, we converted the accrued and unpaid dividends on the Class A Common Stock into shares of common stock equal to the result of the accrued and unpaid dividends on each share of Class A Common Stock, divided by the conversion price of $19.00 per share. See Note 10. Redeemable Convertible Class A Common Stock for additional details of the conversion of the Class A Common Stock. All outstanding shares of Class B Common Stock converted into common stock on a one-for-one basis.
In October 2018, following consummation of our initial public offering, we amended our certificate of incorporation to, among other things, set the authorized capital stock of the Company at 1,000,000,000 shares of common stock, par value of $0.001 per share, and 50,000,000 shares of preferred stock, par value of $0.001 per share. Each share of common stock entitles the holder thereof to one vote on each matter submitted to a vote at any meeting of stockholders.
2016 Equity Incentive Plan
The board of directors adopted, and the stockholders approved, the SolarWinds Corporation Equity Plan, or 2016 Plan, in June 2016. Under the 2016 Plan, the Company was able to sell or grant shares of Class A Common Stock and Class B Common Stock and common stock-based awards, including nonqualified stock options, to the Company’s employees, consultants, directors, managers and advisors. Our ability to grant any future equity awards under the 2016 Plan terminated in October 2018 following the consummation of our initial public offering. Our 2016 Plan will continue to govern the terms and conditions of all outstanding equity awards granted under the 2016 Plan.
The Company has issued common stock-based incentive awards, consisting of nonqualified stock options exercisable for shares of common stock and restricted shares of common stock, under the 2016 Plan to employees and certain members of the Company’s board of directors. Options and restricted stock issued under the 2016 Plan to employees at the level of vice president and below generally vest annually over four or five years on each anniversary of the vesting commencement date, subject to continued employment through each applicable vesting date. Options and restricted stock issued under the 2016 Plan to employees at the level of group vice president and above generally vest 50% annually over four or five years on each anniversary of the vesting commencement date and 50% annually over four or five years after the end of each applicable fiscal year provided specified performance targets set by the board of directors are achieved for that fiscal year, subject to continued employment through each applicable vesting date. The term of an incentive stock option granted under our 2016 Plan may not exceed ten years. Under the terms of the applicable stock option agreements and restricted stock purchase agreements, the Company has the right (but will not be required) to repurchase restricted stock that has been purchased by an employee or director in the event that stockholder ceases to be employed or engaged (as applicable) by the Company for any reason or in the event of a change of control or due to certain regulatory burdens. The repurchase price for any unvested shares will be equal to the lesser of (i) the price the stockholder paid for those shares and (ii) the fair market value of those shares. The repurchase price for any vested shares will be equal to the fair market value of those shares unless the stockholder was terminated for cause or the stockholder violated any restrictive covenants in its agreements with the Company. If a stockholder is terminated for cause or violates any restrictive covenants, the repurchase price for the stockholder’s vested shares will be the same as for unvested shares.
We have granted employees restricted stock and options at exercise prices equal to the fair value of the underlying common stock at the time of grant, as determined by our board of directors on a contemporaneous basis. As of December 31, 2018, common stock-based incentive awards of 8,115,334 were outstanding under the 2016 Plan consisting of 3,129,900 stock options and 4,985,434 shares of restricted common stock. As of March 31, 2019 (unaudited), common stock-based incentive awards of 6,486,450 were outstanding under the 2016 Plan consisting of 2,937,025 stock options and 3,549,425 shares of restricted common stock.
For the period from February 5, 2016 to December 31, 2016, the years ended December 31, 2017 and December 31, 2018 and the three months ended March 31, 2019 (unaudited), the Company repurchased 14,000, 640,454, 272,133 and 20,000 shares, respectively, of vested and unvested restricted common stock upon employee terminations.
2018 Equity Incentive Plan
In October 2018, the board of directors adopted, and the stockholders approved, the SolarWinds Corporation 2018 Equity Incentive Plan, or 2018 Plan. Under the 2018 Plan, the Company is able to sell or grant shares of common stock-based awards, including nonstatutory stock options or incentive stock options, stock appreciation rights, restricted stock, restricted stock units, performance stock units and other cash-based or stock-based awards, to the Company’s employees, consultants, directors, managers and advisors. The term of a stock option and stock appreciation right granted under our 2018 Plan may not exceed ten years. We reserved 30,000,000 shares of our common stock for issuance under the 2018 Plan. As of December 31, 2018, stock-based incentive awards of 7,248,388 were outstanding under the 2018 Plan, consisting of 6,277,466 restricted stock units, or RSUs, and 970,922 performance stock units, or PSUs, at the target award amount and 22,751,612 shares were reserved for future grants.
As of March 31, 2019 (unaudited), stock-based incentive awards of 7,118,101 were outstanding under the 2018 Plan, consisting of 6,216,511 restricted stock units, or RSUs, and 901,590 performance stock units, or PSUs, at the target award amount and 22,881,899 shares were reserved for future grants.
RSUs generally vest annually over four years on each anniversary of the vesting commencement date, subject to continued employment through each applicable vesting date. PSUs generally vest over a three-year period based on the achievement of specified performance targets for the fiscal year ended December 31, 2019 and subject to continued service through the applicable vesting dates. Based on the extent to which the performance targets are achieved, vested shares may range from 0% to 150% of the target award amount.
Stock-based compensation expense recorded for the Successor period from February 5, 2016 through December 31, 2016 and the year ended December 31, 2017 was immaterial and was $5.8 million and $7.7 million for the year ended December 31, 2018 and the three months ended March 31, 2019 (unaudited), respectively.
Stock Option Awards
Option grant activity under the 2016 Plan was as follows:

	Number of Shares Outstanding	Weighted- Average Exercise Price	Aggregate Intrinsic Value (in thousands)	Weighted- Average Remaining Contractual Term (in years)
Outstanding balances at December 31, 2017	2,156,550	$0.45
Options granted	1,327,475	3.40
Options exercised	(46,100)	0.36
Options forfeited	(288,075)	1.38
Options expired	(35,050)	0.36
Outstanding balances at December 31, 2018	3,114,800	$1.62
Options exercisable at December 31, 2018	659,950	$0.40	$8,865	7.92
Options vested and expected to vest at December 31, 2018	3,114,800	$1.62	$38,022	8.59

Outstanding balances at December 31, 2018	3,114,800	$1.62
Options granted (unaudited)	—	—
Options exercised (unaudited)	(46,625)	0.78
Options forfeited (unaudited)	(143,850)	2.32
Options expired (unaudited)	(2,400)	0.74
Outstanding balances at March 31, 2019 (unaudited)	2,921,925	$1.60
Options exercisable at March 31, 2019 (unaudited)	801,725	$0.61	$15,158	7.79
Options vested and expected to vest at March 31, 2019 (unaudited)	2,921,925	$1.60	$52,353	8.32

Additional information regarding options follows (in thousands except for per share amounts):

	Period From February 5 Through December 31,	Year Ended December 31,	Year Ended December 31,	Three Months Ended March 31,
	2016	2017	2018	2018	2019
				(unaudited)
Weighted-average grant date fair value per share of options granted during the period	$0.12	$0.28	$1.98	$1.18	$—
Aggregate intrinsic value of options exercised during the period	—	2	407	3	811
Aggregate fair value of options vested during the period	—	35	109	39	276

The unrecognized stock-based compensation expense related to unvested stock options and subject to recognition in future periods was approximately $2.2 million and $1.9 million as of December 31, 2018 and March 31, 2019 (unaudited), respectively. We expect to recognize this expense over weighted average periods of approximately 3.3 years and 3.0 years at December 31, 2018 and March 31, 2019 (unaudited), respectively.
Restricted Stock
The following table summarizes information about restricted stock activity subject to vesting under the 2016 Plan:

Number of Shares Outstanding
Unvested balances at December 31, 2017	5,789,401
Restricted stock granted and issued	820,500
Restricted stock vested	(1,407,834)
Restricted stock repurchased - unvested shares	(216,633)
Unvested balances at December 31, 2018	4,985,434
Restricted stock granted and issued (unaudited)	—
Restricted stock vested (unaudited)	(1,416,009)
Restricted stock repurchased - unvested shares (unaudited)	(20,000)
Unvested balances at March 31, 2019 (unaudited)	3,549,425

Restricted stock was purchased at fair market value by the employee and common stock was issued at the date of grant. The weighted-average grant date fair market value of restricted common stock purchased was $0.27 per share, $0.67 per share and $2.10 per share for the Successor period of February 5, 2016 through December 31, 2016, the years ended December 31, 2017 and 2018, respectively. The aggregate intrinsic value of restricted stock vested during the years ended December 31, 2017, December 31, 2018 and March 31, 2019 (unaudited) was $0.8 million, $3.7 million and $26.3 million, respectively. There were no vestings of restricted stock during the Successor Period ended December 31, 2016.
Restricted stock is subject to certain restrictions, such as vesting and a repurchase right. The common stock acquired by the employee is restricted stock because vesting is conditioned upon (i) continued employment through the applicable vesting date and (ii) for employees at the level of group vice president and above, the achievement of certain financial performance targets determined by the board of directors. The restricted stock is subject to repurchase in the event the stockholder ceases to be employed or engaged (as applicable) by the Company for any reason or in the event of a change of control or due to certain regulatory burdens. As the restricted stock is purchased at fair market value at the time of grant, there is no stock-based compensation expense recognized related to these awards. The related liability for unvested shares is included in other long-term liabilities on the consolidated balance sheet and was $1.7 million, $2.9 million and $2.2 million as of December 31, 2017, December 31, 2018 and March 31, 2019 (unaudited), respectively.
Restricted Stock Units
The following table summarizes information about restricted stock unit activity under the 2018 Plan:

	Number of Units Outstanding	Weighted-Average Grant Date Fair Value Per Share	Aggregate Intrinsic Value (in thousands)	Weighted-Average Remaining Contractual Term (in years)
Unvested balances at December 31, 2017	—	$—
Restricted stock units granted	6,283,232	14.21
Restricted stock units vested	—	—
Restricted stock units forfeited	(5,766)	14.21
Unvested balances at December 31, 2018	6,277,466	$14.21	$86,817	3.81
Restricted stock units granted (unaudited)	161,673	19.02
Restricted stock units vested (unaudited)	—	—
Restricted stock units forfeited (unaudited)	(222,628)	14.21
Unvested balances at March 31, 2019 (unaudited)	6,216,511	$14.37	$121,346	3.58

The total unrecognized stock-based compensation expense related to unvested restricted stock units and subject to recognition in future periods is $85.1 million and $79.9 million as of December 31, 2018 and March 31, 2019 (unaudited), respectively and we expect to recognize this expense over a weighted-average period of 3.81 years and 3.58 years, respectively.
Performance Stock Units
The following table summarizes information about performance stock unit activity under the 2018 Plan:

	Number of Units Outstanding	Weighted-Average Grant Date Fair Value Per Share	Aggregate Intrinsic Value (in thousands)	Weighted-Average Remaining Contractual Term (in years)
Unvested balances at December 31, 2017	—	$—
Performance stock units granted	970,922	14.21
Performance stock units vested	—	—
Performance stock units forfeited	—	—
Unvested balances at December 31, 2018	970,922	$14.21	$13,428	2.16
Performance stock units granted (unaudited)	—	—
Performance stock units vested (unaudited)	—	—
Performance stock units forfeited (unaudited)	(69,332)	14.21
Unvested balances at March 31, 2019 (unaudited)	901,590	$14.21	$17,599	1.96

Assuming the PSUs vest at the target award amount, the total unrecognized stock-based compensation expense related to unvested performance stock units and subject to recognition in future periods is $12.6 million and $10.2 million as of December 31, 2018 and March 31, 2019 (unaudited), respectively and we expect to recognize this expense over a weighted-average period of 2.16 years and 1.96 years, respectively.
Employee Stock Purchase Plan
In October 2018, our board of directors adopted and our stockholders approved our 2018 Employee Stock Purchase Plan, or the ESPP. We reserved a total of 3,750,000 shares of our common stock for sale under our ESPP.
Our ESPP permits eligible participants to purchase common stock through payroll deductions of up to 20% of their eligible compensation during the offering period. The ESPP will typically be implemented through consecutive six-month offering periods. Amounts deducted and accumulated from participant compensation, or otherwise funded in any participating non-U.S. jurisdiction in which payroll deductions are not permitted, are used to purchase shares of our common stock at the end of each offering period. The purchase price of the shares will be 85% of the lesser of the fair market value of our common stock on the first day of the offering period and the fair market value on the last day of the offering period. No participant may purchase more than $25,000 worth of common stock per calendar year.
We did not have an ESPP offering period in 2018 or the three months ended March 31, 2019 (unaudited), therefore no stock-based compensation expense was recognized related to our ESPP plan.
Predecessor
Predecessor Stock Plans
Our Predecessor Stock Plans included our Amended and Restated Stock Incentive Plan, or 2005 Stock Plan, our 2008 Equity Incentive Plan, or 2008 Stock Plan, and our 2015 Performance Incentive Plan, or 2015 Stock Plan. Our ability to grant any future equity awards under the 2015 Plan terminated in February 2016 following the consummation of the Take Private.
As a result of the Take Private, all outstanding stock option awards granted under our Predecessor Stock Plans, whether vested or unvested, were cancelled and converted into the right to receive the per share price of $60.10 less the applicable exercise price per share and applicable withholding taxes.
All outstanding restricted stock units, or RSUs, granted under the 2008 Plan, other than those RSUs granted to certain of our management team members, vested in full and were converted into the right to receive the per share price less applicable withholding taxes. The vesting of the RSUs held by certain of our officers (excluding those RSUs issued under the 2015 Plan) accelerated by 50% at the Take Private, and these vested RSUs were cancelled and converted into the right to receive the per share price less applicable withholding taxes. The remaining unvested RSUs held by such officers and all RSUs issued under our 2015 Plan were cancelled and converted into the right to receive the per share price less applicable withholding taxes shortly after those RSUs would have vested based on the underlying original RSU vesting schedule and subject to continued employment of the holders of those RSUs. See Note 16. Commitments and Contingencies for further discussion of the Successor Take Private deferred stock payments related to the Predecessor awards not subject to accelerated vesting.
For the period from January 1, 2016 through February 4, 2016, we recognized stock-based compensation expense of $87.8 million, of which $80.3 million related to the acceleration of stock awards at the Take Private.
Additional information regarding options follows (in thousands except for per share amounts):

Period From January 1 Through February 4, 2016
Weighted-average grant date fair value per share of options granted during the period	$—
Aggregate intrinsic value of options exercised during the period	1,584
Aggregate fair value of options vested during the period	3,702

The aggregate fair value of restricted stock units vested during the period from January 1, 2016 through February 4, 2016 was $88.8 million. For restricted stock units granted, the number of shares issued on the date the restricted stock units vest is generally net of the minimum statutory withholding requirements that we pay in cash to the appropriate taxing authorities on behalf of our employees. We withheld and retired approximately 40,000 shares to satisfy $2.3 million of employees’ tax obligations for the period from January 1, 2016 through February 4, 2016. These shares are treated as common stock repurchases in our consolidated financial statements.